Consolidated Statements of Stockholders' Deficit (USD $)	Series A Preferred Stock	Common Stock, $0.0001 par value per share	Additional Paid-In Capital	Accumulated Deficit	Total
Begining Balance, Amount at Dec. 31, 2010	$ 14	$ 27,591	$ 22,553,853	$ (23,705,473)	$ (1,124,015)
Begining Balance, Shares at Dec. 31, 2010	14,001	275,906,253
Issuance of Series A Preferred Stock to George J. Coates,Share	58,882
Issuance of Series A Preferred Stock to George J. Coates,Amount	59		147,109		147,168
Issuance of common stock to son of a director, share		1,930,036
Issuance of common stock to son of a director, amount		193	524,807		525,000
Stock-based compensation expense			432,000		432,000
Issuance of common stock to director,Share		200,000
Issuance of common stock to director,Amount		20	49,980		50,000
Conversion of convertible promissory notes to common stock,Share		3,046,480
Conversion of convertible promissory notes to common stock,Amount		304	349,656		349,960
Issuance of common stock in satisfaction of promissory notes to related parties, Share		3,035,077
Issuance of common stock in satisfaction of promissory notes to realated party, Amount		304	517,529		517,833
Issuance of common stock under equity line of credit,Share		10,000
Issuance of common stock under equity line of credit,Amount		1	1,489		1,490
Beneficial Conversion Feature on convertible promissory notes			325,055		325,055
Adjustment of embedded derivative liability related to convertible promissory notes			15,783		15,783
Net loss for the Year				(2,991,565)	(2,991,565)
Ending Balance, Amount at Dec. 31, 2011	73	28,413	24,917,261	(26,697,038)	(1,751,291)
Ending Balance, Shares at Dec. 31, 2011	72,883	284,127,846
Stock-based compensation expense			713,932		713,932
Issuance of common stock to director,Share		551,281
Issuance of common stock to director,Amount		55	34,945		35,000
Conversion of convertible promissory notes to common stock,Share		8,415,515
Conversion of convertible promissory notes to common stock,Amount		842	371,348		372,190
Issuance of common stock in satisfaction of promissory notes to related parties, Share		3,547,279
Issuance of common stock in satisfaction of promissory notes to realated party, Amount		354	231,413		231,767
Issuance of common stock to Dutchess Opportunity Fund II, LP,share		2,256,677
Issuance of common stock to Dutchess Opportunity Fund II, LP,Amount		226	258,496		258,722
Issuance of common stock and warrants to son of a director,share		5,747,560
Issuance of common stock and warrants to son of a director,Amount		575	379,149		379,724
Issuance or common stock to George J. Coates under anti-dilution arrangements,share		18,593,313
Issuance or common stock to George J. Coates under anti-dilution arrangements,Amount		1,859	1,609,909		1,611,768
Common stock awarded to officers and directors,share		1,960,000
Common stock awarded to officers and directors,Amount		196	301,004		301,200
Cancellation of common stock previously issued to George J. Coates,share		(20,120,653)
Cancellation of common stock previously issued to George J. Coates,Amount		(2,012)	(1,750,996)		(1,753,008)
Beneficial Conversion Feature on convertible promissory notes			192,792		192,792
Net loss for the Year				(4,530,083)	(4,530,083)
Ending Balance, Amount at Dec. 31, 2012	$ 73	$ 30,508	$ 27,259,253	$ (31,227,121)	$ (3,937,287)
Ending Balance, Shares at Dec. 31, 2012	72,883	305,078,818